FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
16. FINANCIAL INSTRUMENTS
Recorded Financial Instruments
Recorded financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the current portion of long-term obligations, borrowings under our revolving credit agreement and debt instruments included in other long-term obligations. At December 31, 2019 and 2018, the fair values of cash and cash equivalents, accounts receivable, accounts payable and the current portion of long-term obligations approximated their carrying values due to the short-term nature of these instruments.
The fair values of variable rate borrowings under our revolving credit agreement and debt instruments included in long-term obligations also approximate their carrying value based upon interest rates available for similar instruments with consistent terms and remaining maturities.
Off-Balance
Sheet Financial Instruments
At December 31, 2019
,
we were contingently liable under a standby letter of credit for $925, which was required by a lease for real property. At
December
 31,
 2018, we were contingently liable under standby letters of credit aggregating $1,222, which were
 primarily used as collateral to cover any contingency related to additional risk assessments pertaining to our self-insurance programs. Additionally, at December 31, 2019 and 2018, we were contingently liable under various performance bonds aggregating approximately $10,500 and $3,600, respectively, which are used as collateral to cover any contingencies related to our nonperformance under agreements with certain customers. We do not expect that any material losses or obligations will result from the issuance of the standby letters of credit or performance bonds because we expect to meet our obligations under our self-insurance programs and to certain customers in the ordinary course of business. Accordingly, the estimated fair value of these instruments is zero.
Concentrations of Credit Risk
Financial instruments which potentially subject us to concentrations of credit risk consist principally of accounts receivable. Concentrations of credit risk are limited due to the large number of customers comprising the customer base and their dispersion across many different geographical regions. We also have access to credit insurance programs which are used as an additional means to mitigate credit risk.